UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 17, 2009
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  100,191


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2076   34535  SH       SOLE       NONE     0    0       34535
Abbott Labs              COM            002824100      3202   68072  SH       SOLE       NONE     0    0       68072
Air Prod & Chemical	 COM		009158106      2145   33208  SH	      SOLE	 NONE	  0    0       33208
Amgen Inc                COM            031162100       497    9391  SH       SOLE       NONE     0    0        9391
Applied Materials Inc    COM            038222105       329   29920  SH       SOLE       NONE     0    0       29920
At&T, Inc.		 COM		00206R102      1296   52162  SH	      SOLE	 NONE	  0    0       52162
Automatic Data Processi  COM            053015103      1704   48084  SH       SOLE       NONE     0    0       48084
Berkshire Hathaway       Class B        084670207      4121    1423  SH       SOLE       NONE     0    0        1423
Berkshire Hathaway	 Class A	084670108      1530	 17  SH	      SOLE	 NONE	  0    0	  17
Branch Bank & Trust	 COM		054937107       641   29170  SH	      SOLE	 NONE	  0    0       29170
Brookfield Asset Mgmt	 COM		112585104      1331   77950  SH	      SOLE	 NONE	  0    0       77950
Capital One Financial	 COM		14040H105       271   12408  SH	      SOLE	 NONE	  0    0       12408
Chevron Corp	         COM            166764100      2559   38621  SH       SOLE       NONE     0    0       38621
Cisco Systems Inc	 COM		17275R102      1179   63214  SH	      SOLE       NONE     0    0       63214
Corning Inc              COM            219350105      1660  103354  SH       SOLE       NONE     0    0      103354
CVS Corp		 COM		126650100      2892   90746  SH	      SOLE	 NONE	  0    0       90746
Dominion Resources	 COM		25746U109	202    6032  SH	      SOLE	 NONE	  0    0	6032
Encana Corp		 COM		292505104      2580   52151  SH	      SOLE	 NONE	  0    0       52151
Exxon Mobil              COM            30231G102      3803   54398  SH       SOLE       NONE     0    0       54398
FEDEX Corp               COM            31428X106      1278   22975  SH       SOLE       NONE     0    0       22975
Ford Motor Co		 COM		345370860	 61   10000  SH	      SOLE	 NONE	  0    0       10000
General Electric         COM            369604103      1839  156924  SH       SOLE       NONE     0    0      156924
General Mills Inc.	 COM		370334104	711   12684  SH	      SOLE	 NONE	  0    0       12684
Goldman Sachs Group Inc	 COM		38141G104      1486   10076  SH	      SOLE	 NONE	  0    0       10076
Hewlett Packard		 COM		428236103	548   14176  SH	      SOLE	 NONE	  0    0       14176
IBM                      COM            459200101      4375   41901  SH       SOLE       NONE     0    0       41901
Insmed Inc New		 COM		457669208	 19   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      1968  118886  SH       SOLE       NONE     0    0      118886
iShares Lehman Aggregate COM		464287226      1125   11014  SH	      SOLE	 NONE	  0    0       11014
iShares MSCI EAFE Value	 COM		464288877       830   19681  SH	      SOLE	 NONE	  0    0       19681
iShares Russell 2000 Ind COM		464287655      1936   37896  SH	      SOLE	 NONE	  0    0       37896
iShares Russell Midcap   COM		464287499      4048   61797  SH	      SOLE	 NONE	  0    0       61797
iShares Tr MSCI Emerging COM		464287234      1518   47102  SH	      SOLE	 NONE	  0    0       47102
iShares Trust MSCI EAFE  COM		464287465      1250   27277  SH	      SOLE	 NONE	  0    0       27277
iShares Trust Russell 20 COM		464287630       674   14478  SH       SOLE	 NONE	  0    0       14478
ishares Trust S&P 100	 COM		464287101	632   14677  SH	      SOLE	 NONE	  0    0       14677
J.P. Morgan Chase & Co.  COM            46625H100      2709   79427  SH       SOLE       NONE     0    0       79427
Johnson & Johnson        COM            478160104      3415   60130  SH       SOLE       NONE     0    0       60130
Johnson Controls         COM            478366107      2277  104837  SH       SOLE       NONE     0    0      104837
Kellogg			 COM		487836108      1798   38606  SH	      SOLE	 NONE	  0    0       38606
McDonalds Corp		 COM		580135101      1809   31470  SH	      SOLE	 NONE	  0    0       31470
McKesson HBOC Inc	 COM		58155Q103      1254   28510  SH	      SOLE	 NONE	  0    0       28510
Medtronic		 COM		585055106      1568   44928  SH	      SOLE	 NONE	  0    0       44928
Microsoft Corp           COM            594918104      2892  121680  SH       SOLE       NONE     0    0      121680
Nuveen Mun Advantage Fd  COM		67062H106	164   12800  SH	      SOLE	 NONE	  0    0       12800
Nuveen Mun Mkt Oppor	 COM		67062W103	245   20500  SH	      SOLE	 NONE	  0    0       20500
Oracle Corp              COM            68389X105      1441   67261  SH       SOLE       NONE     0    0       67261
Pepsico Inc              COM            713448108      3817   69452  SH       SOLE       NONE     0    0       69452
Pitney Bowes Inc	 COM		724479100	247   11241  SH	      SOLE	 NONE	  0    0       11241
Proctor & Gamble         COM            742718109      3970   77687  SH       SOLE       NONE     0    0       77687
Quaterra Resources 	 COM		747952109	 18   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	409    4446  SH	      SOLE	 NONE	  0    0	4446
Schlumberger		 COM		806857108      1208   22318  SH	      SOLE	 NONE     0    0       22318
Staples Inc		 COM		855030102      2133  105719  SH	      SOLE	 NONE	  0    0      105719
State Street Corp	 COM		857477103	510   10811  SH	      SOLE	 NONE	  0    0       10811
Sun Trust	         COM            867914103       205   12489  SH       SOLE       NONE     0    0       12489
The Travelers Companies  COM		89417E109	354    8614  SH	      SOLE	 NONE	  0    0        8614
Transocean Offshore	 COM		G90078109      1015   13666  SH	      SOLE	 NONE	  0    0       13666
United Parcel Service    Class B        911312106       504   10076  SH       SOLE       NONE     0    0       10076
Vanguard Index Funds	 COM		922908769	462    9986  SH	      SOLE	 NONE	  0    0        9986
Vanguard Info Tech Index COM		92204A702	743   17438  SH	      SOLE	 NONE	  0    0       17438
Varian Medical Systems   COM            92220P105      2347   66803  SH       SOLE       NONE     0    0       66803
Walgreen Co		 COM		931422109	208    7082  SH	      SOLE	 NONE	  0    0	7082
Wells Fargo              COM            949746101      2472  101904  SH       SOLE       NONE     0    0      101904
Western Union            COM            959802109      1121   68335  SH       SOLE       NONE     0    0       68335
Zimmer Holdings Inc      COM            98956P102       560   13156  SH       SOLE       NONE     0    0       13156
